Popular, Inc. (Holding only) (Tables)	12 Months Ended
Dec. 31, 2019
Condensed Balance Sheet	Condensed Consolidating Statement of Financial Condition
	At December 31, 2019
			All other
	Popular Inc.	PNA	subsidiaries and	Elimination	Popular, Inc.
(In thousands)	Holding Co.	Holding Co.	eliminations	entries	Consolidated
Assets:
Cash and due from banks	$55,956	$-	$388,363	$(56,008)	$388,311
Money market investments	221,598	16,029	3,261,688	(237,029)	3,262,286
Trading account debt securities, at fair value	-	-	40,321	-	40,321
Debt securities available-for-sale, at fair value	-	-	17,648,473	-	17,648,473
Debt securities held-to-maturity, at amortized cost	8,726	2,835	86,101	-	97,662
Equity securities	10,744	20	149,322	(199)	159,887
Investment in subsidiaries	6,243,065	1,806,583	-	(8,049,648)	-
Loans held-for-sale, at lower of cost or fair value	-	-	59,203	-	59,203
Loans held-in-portfolio	32,027	-	27,549,874	5,955	27,587,856
Less - Unearned income	-	-	180,983	-	180,983
Allowance for loan losses	410	-	477,298	-	477,708
Total loans held-in-portfolio, net	31,617	-	26,891,593	5,955	26,929,165
Premises and equipment, net	3,893	-	552,757	-	556,650
Other real estate	146	-	121,926	-	122,072
Accrued income receivable	382	108	180,630	(249)	180,871
Mortgage servicing assets, at fair value	-	-	150,906	-	150,906
Other assets	93,835	21,324	1,722,839	(18,383)	1,819,615
Goodwill	-	-	671,123	(1)	671,122
Other intangible assets	6,463	-	22,317	-	28,780
Total assets	$6,676,425	$1,846,899	$51,947,562	$(8,355,562)	$52,115,324
Liabilities and Stockholders' Equity
Liabilities:
Deposits:
Non-interest bearing	$-	$-	$9,216,181	$(56,008)	$9,160,173
Interest bearing	-	-	34,835,462	(237,029)	34,598,433
Total deposits	-	-	44,051,643	(293,037)	43,758,606
Assets sold under agreements to repurchase	-	-	193,378	-	193,378
Notes payable	586,119	94,090	421,399	-	1,101,608
Other liabilities	73,596	3,200	986,865	(18,708)	1,044,953
Total liabilities	659,715	97,290	45,653,285	(311,745)	46,098,545
Stockholders' equity:
Preferred stock	50,160	-	-	-	50,160
Common stock	1,044	2	56,307	(56,309)	1,044
Surplus	4,438,706	4,173,169	5,847,389	(10,011,852)	4,447,412
Retained earnings (accumulated deficit)	2,156,442	(2,425,429)	555,398	1,861,504	2,147,915
Treasury stock, at cost	(459,704)	-	-	(110)	(459,814)
Accumulated other comprehensive (loss) income, net of tax	(169,938)	1,867	(164,817)	162,950	(169,938)
Total stockholders' equity	6,016,710	1,749,609	6,294,277	(8,043,817)	6,016,779
Total liabilities and stockholders' equity	$6,676,425	$1,846,899	$51,947,562	$(8,355,562)	$52,115,324
Condensed Consolidating Statement of Financial Condition

	At December 31, 2018
			All other
	Popular, Inc.	PNA	subsidiaries and	Elimination	Popular, Inc.
(In thousands)	Holding Co.	Holding Co.	eliminations	entries	Consolidated
Assets:
Cash and due from banks	$68,022	$-	$394,035	$(68,022)	$394,035
Money market investments	176,256	15,288	4,170,792	(191,288)	4,171,048
Trading account debt securities, at fair value	-	-	37,787	-	37,787
Debt securities available-for-sale, at fair value	-	-	13,300,184	-	13,300,184
Debt securities held-to-maturity, at amortized cost	8,726	2,835	90,014	-	101,575
Equity securities	6,693	20	149,012	(141)	155,584
Investment in subsidiaries	5,704,119	1,700,082	-	(7,404,201)	-
Loans held-for-sale, at lower of cost or fair value	-	-	51,422	-	51,422
Loans held-in-portfolio	32,678	-	26,625,080	5,955	26,663,713
Less - Unearned income	-	-	155,824	-	155,824
Allowance for loan losses	155	-	569,193	-	569,348
Total loans held-in-portfolio, net	32,523	-	25,900,063	5,955	25,938,541
Premises and equipment, net	3,394	-	566,414	-	569,808
Other real estate	146	-	136,559	-	136,705
Accrued income receivable	284	116	165,767	(145)	166,022
Mortgage servicing assets, at fair value	-	-	169,777	-	169,777
Other assets	76,073	27,639	1,626,119	(15,697)	1,714,134
Goodwill	-	-	671,123	(1)	671,122
Other intangible assets	6,559	-	20,274	-	26,833
Total assets	$6,082,795	$1,745,980	$47,449,342	$(7,673,540)	$47,604,577
Liabilities and Stockholders' Equity
Liabilities:
Deposits:
Non-interest bearing	$-	$-	$9,217,058	$(68,022)	$9,149,036
Interest bearing	-	-	30,752,291	(191,288)	30,561,003
Total deposits	-	-	39,969,349	(259,310)	39,710,039
Assets sold under agreements to repurchase	-	-	281,529	-	281,529
Other short-term borrowings	-	-	42	-	42
Notes payable	584,851	94,063	577,188	-	1,256,102
Other liabilities	62,799	3,287	871,733	(16,011)	921,808
Total liabilities	647,650	97,350	41,699,841	(275,321)	42,169,520
Stockholders' equity:
Preferred stock	50,160	-	-	-	50,160
Common stock	1,043	2	56,307	(56,309)	1,043
Surplus	4,357,079	4,172,983	5,790,324	(9,954,780)	4,365,606
Retained earnings (accumulated deficit)	1,660,258	(2,479,503)	327,713	2,143,263	1,651,731
Treasury stock, at cost	(205,421)	-	-	(88)	(205,509)
Accumulated other comprehensive loss, net of tax	(427,974)	(44,852)	(424,843)	469,695	(427,974)
Total stockholders' equity	5,435,145	1,648,630	5,749,501	(7,398,219)	5,435,057
Total liabilities and stockholders' equity	$6,082,795	$1,745,980	$47,449,342	$(7,673,540)	$47,604,577

Condensed Income Statement	Condensed Consolidating Statement of Operations
	Year ended December 31, 2019
			All other
	Popular, Inc.	PNA	subsidiaries and	Elimination	Popular, Inc.
(In thousands)	Holding Co.	Holding Co.	eliminations	entries	Consolidated
Interest and dividend income:
Dividend income from subsidiaries	$408,000	$-	$-	$(408,000)	$-
Loans	2,231	-	1,800,737	-	1,802,968
Money market investments	3,670	211	89,824	(3,882)	89,823
Investment securities	768	186	367,048	-	368,002
Total interest and dividend income	414,669	397	2,257,609	(411,882)	2,260,793
Interest expense:
Deposits	-	-	308,740	(3,882)	304,858
Short-term borrowings	-	-	6,100	-	6,100
Long-term debt	38,528	6,229	13,384	-	58,141
Total interest expense	38,528	6,229	328,224	(3,882)	369,099
Net interest income (expense)	376,141	(5,832)	1,929,385	(408,000)	1,891,694
Provision for loan losses	256	-	165,523	-	165,779
Net interest income (expense) after provision for loan losses	375,885	(5,832)	1,763,862	(408,000)	1,725,915
Service charges on deposit accounts	-	-	160,933	-	160,933
Other service fees	1	-	288,471	(3,266)	285,206
Mortgage banking activities	-	-	32,093	-	32,093
Net loss on sale of debt securities	-	-	(20)	-	(20)
Net gain, including impairment on equity securities	988	-	1,555	(37)	2,506
Net gain on trading account debt securities	-	-	994	-	994
Indemnity reserves on loans sold expense	-	-	(343)	-	(343)
Other operating income (expense)	17,279	(984)	72,272	(53)	88,514
Total non-interest income (expense)	18,268	(984)	555,955	(3,356)	569,883
Operating expenses:
Personnel costs	63,258	-	527,367	-	590,625
Net occupancy expenses	4,297	-	92,084	(42)	96,339
Equipment expenses	3,525	4	80,686	-	84,215
Other taxes	248	1	51,404	-	51,653
Professional fees	21,323	113	363,479	(504)	384,411
Communications	616	-	22,834	-	23,450
Business promotion	3,918	-	71,454	-	75,372
FDIC deposit insurance	-	-	18,179	-	18,179
Other real estate owned (OREO) expenses	-	-	4,298	-	4,298
Other operating expenses	(97,201)	56	239,309	(2,594)	139,570
Amortization of intangibles	96	-	9,274	-	9,370
Total operating expenses	80	174	1,480,368	(3,140)	1,477,482
Income (loss) before income tax and equity in earnings of subsidiaries	394,073	(6,990)	839,449	(408,216)	818,316
Income tax (benefit) expense	-	(1,468)	148,735	(86)	147,181

Income (loss) before equity in earnings of subsidiaries	394,073	(5,522)	690,714	(408,130)	671,135
Equity in undistributed earnings of subsidiaries	277,062	54,773	-	(331,835)	-
Net income	$671,135	$49,251	$690,714	$(739,965)	$671,135
Comprehensive income, net of tax	$929,171	$95,970	$950,740	$(1,046,710)	$929,171
Condensed Consolidating Statement of Operations

	Year ended December 31, 2018
			All other
	Popular, Inc.	PNA	subsidiaries and	Elimination	Popular, Inc.
(In thousands)	Holding Co.	Holding Co.	eliminations	entries	Consolidated
Interest and dividend income:
Dividend income from subsidiaries	$453,200	$-	$-	$(453,200)	$-
Loans	2,115	-	1,643,670	(49)	1,645,736
Money market investments	5,555	69	111,287	(5,623)	111,288
Investment securities	696	279	263,849	-	264,824
Total interest and dividend income	461,566	348	2,018,806	(458,872)	2,021,848
Interest expense:
Deposits	-	-	209,888	(5,623)	204,265
Short-term borrowings	-	49	7,210	(49)	7,210
Long-term debt	51,218	9,330	14,948	-	75,496
Total interest expense	51,218	9,379	232,046	(5,672)	286,971
Net interest income (expense)	410,348	(9,031)	1,786,760	(453,200)	1,734,877
Provision (reversal) for loan losses- non-covered loans	(251)	-	226,593	-	226,342
Provision for loan losses- covered loans	-	-	1,730	-	1,730
Net interest income (expense) after provision (reversal) for loan losses	410,599	(9,031)	1,558,437	(453,200)	1,506,805
Service charges on deposit accounts	-	-	150,677	-	150,677
Other service fees	-	-	260,730	(2,710)	258,020
Mortgage banking activities	-	-	52,802	-	52,802
Net loss, including impairment on equity securities	(777)	-	(1,268)	(36)	(2,081)
Net loss on trading account debt securities	-	-	(208)	-	(208)
Net gain on sale of loans, including valuation adjustments on loans held-for-sale	-	-	33	-	33
Indemnity reserves on loans sold expense	-	-	(12,959)	-	(12,959)
FDIC loss-share income	-	-	94,725	-	94,725
Other operating income	15,751	737	95,037	(40)	111,485
Total non-interest income	14,974	737	639,569	(2,786)	652,494
Operating expenses:
Personnel costs	59,821	-	503,167	-	562,988
Net occupancy expenses	4,055	-	84,274	-	88,329
Equipment expenses	3,433	3	68,352	-	71,788
Other taxes	233	1	46,050	-	46,284
Professional fees	18,159	178	331,978	(471)	349,844
Communications	485	-	22,622	-	23,107
Business promotion	2,236	-	63,682	-	65,918
FDIC deposit insurance	-	-	27,757	-	27,757
Loss on early extinguishment of debt	12,522	-	-	-	12,522
Other real estate owned (OREO) expenses	-	-	23,338	-	23,338
Other operating expenses	(84,807)	80	227,463	(2,375)	140,361
Amortization of intangibles	41	-	9,285	-	9,326
Total operating expenses	16,178	262	1,407,968	(2,846)	1,421,562
Income (loss) before income tax and equity in earnings of subsidiaries	409,395	(8,556)	790,038	(453,140)	737,737
Income tax expense	-	3,267	116,275	37	119,579
Income (loss) before equity in earnings of subsidiaries	409,395	(11,823)	673,763	(453,177)	618,158
Equity in undistributed earnings of subsidiaries	208,763	69,027	-	(277,790)	-
Net income	$618,158	$57,204	$673,763	$(730,967)	$618,158
Comprehensive income, net of tax	$540,836	$41,838	$597,768	$(639,606)	$540,836
Condensed Consolidating Statement of Operations

	Year ended December 31, 2017
			All other
	Popular, Inc.	PNA	subsidiaries and	Elimination	Popular, Inc.
(In thousands)	Holding Co.	Holding Co.	eliminations	entries	Consolidated
Interest and dividend income:
Dividend income from subsidiaries	$211,500	$-	$-	$(211,500)	$-
Loans	1,056	-	1,477,713	(4)	1,478,765
Money market investments	2,616	54	51,495	(2,670)	51,495
Investment securities	566	322	194,796	-	195,684
Total interest and dividend income	215,738	376	1,724,004	(214,174)	1,725,944
Interest Expense:
Deposits	-	-	144,534	(2,670)	141,864
Short-term borrowings	-	-	5,728	(4)	5,724
Long-term debt	52,470	10,767	13,155	-	76,392
Total interest expense	52,470	10,767	163,417	(2,674)	223,980
Net interest income (expense)	163,268	(10,391)	1,560,587	(211,500)	1,501,964
Provision for loan losses- non-covered loans	403	-	325,234	(5,955)	319,682
Provision for loan losses- covered loans	-	-	5,742	-	5,742
Net interest income (expense) after provision for loan losses	162,865	(10,391)	1,229,611	(205,545)	1,176,540
Service charges on deposit accounts	-	-	153,709	-	153,709
Other service fees	-	-	220,073	(2,806)	217,267
Mortgage banking activities	-	-	25,496	-	25,496
Net gain on sale of debt securities	-	-	83	-	83
Other-than-temporary impairment losses on debt securities	-	-	(8,299)	-	(8,299)
Net gain on equity securities	-	-	251	-	251
Net profit (loss) on trading account debt securities	266	-	(1,110)	27	(817)
Net loss on sale of loans, including valuation adjustments on loans held-for-sale	-	-	(420)	-	(420)
Indemnity reserves on loans sold expense	-	-	(22,377)	-	(22,377)
FDIC loss-share expense	-	-	(10,066)	-	(10,066)
Other operating income	11,847	921	51,598	(26)	64,340
Total non-interest income	12,113	921	408,938	(2,805)	419,167
Operating expenses:
Personnel costs	47,561	-	429,201	-	476,762
Net occupancy expenses	3,876	-	85,318	-	89,194
Equipment expenses	2,925	2	62,215	-	65,142
Other taxes	217	-	43,165	-	43,382
Professional fees	11,766	(427)	281,585	(436)	292,488
Communications	549	-	21,917	-	22,466
Business promotion	2,014	-	56,431	-	58,445
FDIC deposit insurance	-	-	26,392	-	26,392
Other real estate owned (OREO) expenses	42	-	48,498	-	48,540
Other operating expenses	(70,723)	51	197,935	(2,256)	125,007
Amortization of intangibles	-	-	9,378	-	9,378
Total operating expenses	(1,773)	(374)	1,262,035	(2,692)	1,257,196
Income (loss) before income tax and equity in earnings of subsidiaries	176,751	(9,096)	376,514	(205,658)	338,511
Income tax (benefit) expense	-	(8,382)	236,944	2,268	230,830
Income (loss) before equity in earnings of subsidiaries	176,751	(714)	139,570	(207,926)	107,681
Equity in undistributed earnings of subsidiaries	(69,070)	(153,944)	-	223,014	-
Net Income (loss)	$107,681	$(154,658)	$139,570	$15,088	$107,681
Comprehensive income (loss), net of tax	$77,315	$(162,195)	$108,663	$53,532	$77,315

Condensed Cash Flow Statement	Condensed Consolidating Statement of Cash Flows
	Year ended December 31, 2019
			All other
	Popular, Inc.	PNA	subsidiaries	Elimination	Popular, Inc.
(In thousands)	Holding Co.	Holding Co.	and eliminations	entries	Consolidated
Cash flows from operating activities:
Net income	$671,135	$49,251	$690,714	$(739,965)	$671,135
Adjustments to reconcile net income to net cash (used in) provided by operating activities:
Equity in earnings of subsidiaries, net of dividends or distributions	(277,062)	(54,773)	-	331,835	-
Provision for loan losses	256	-	165,523	-	165,779
Amortization of intangibles	96	-	9,274	-	9,370
Depreciation and amortization of premises and equipment	746	-	57,321	-	58,067
Net accretion of discounts and amortization of premiums and deferred fees	1,240	27	(159,337)	-	(158,070)
Share-based compensation	7,927	-	4,376	-	12,303
Impairment losses on long-lived assets	-	-	2,591	-	2,591
Fair value adjustments on mortgage servicing rights	-	-	27,771	-	27,771
Indemnity reserves on loans sold expense	-	-	343	-	343
(Earnings) losses from investments under the equity method, net of dividends or distributions	(14,948)	984	(14,047)	-	(28,011)
Deferred income tax (benefit) expense	-	(1,468)	142,886	(86)	141,332
Loss (gain) on:
Disposition of premises and equipment and other productive assets	41	-	(6,707)	-	(6,666)
Proceeds from insurance claims	-	-	(1,205)	-	(1,205)
Sale of debt securities	-	-	20	-	20
Sale of loans, including valuation adjustments on loans held for sale and mortgage banking activities	-	-	(15,888)	-	(15,888)
Sale of foreclosed assets, including write-downs	-	-	(21,982)	-	(21,982)
Acquisitions of loans held-for-sale	-	-	(223,939)	-	(223,939)
Proceeds from sale of loans held-for-sale	-	-	71,075	-	71,075
Net originations on loans held-for-sale	-	-	(289,430)	-	(289,430)
Net decrease (increase) in:
Trading debt securities	-	-	460,969	-	460,969
Equity securities	(4,051)	-	(3,981)	-	(8,032)
Accrued income receivable	(98)	8	(8,383)	104	(8,369)
Other assets	445	2,571	(43,636)	2,773	(37,847)
Net (decrease) increase in:
Interest payable	-	-	(180)	(104)	(284)
Pension and other postretirement benefits obligations	-	-	778	-	778
Other liabilities	2,508	(87)	(116,270)	(2,594)	(116,443)
Total adjustments	(282,900)	(52,738)	37,942	331,928	34,232
Net cash provided by (used in) operating activities	388,235	(3,487)	728,656	(408,037)	705,367
Cash flows from investing activities:
Net (increase) decrease in money market investments	(45,000)	(741)	905,558	45,741	905,558
Purchases of investment securities:
Available-for-sale	-	-	(18,733,295)	-	(18,733,295)
Equity	-	-	(16,359)	59	(16,300)
Proceeds from calls, paydowns, maturities and redemptions of investment securities:
Available-for-sale	-	-	14,650,440	-	14,650,440
Held-to-maturity	-	-	5,913	-	5,913
Proceeds from sale of investment securities:
Available for sale	-	-	99,445	-	99,445
Equity	-	-	20,030	-	20,030
Net repayments (disbursements) on loans	677	-	(641,706)	-	(641,029)
Proceeds from sale of loans	-	-	110,534	-	110,534
Acquisition of loan portfolios	-	-	(619,737)	-	(619,737)
Payments to acquire other intangible	-	-	(10,382)	-	(10,382)
Return of capital from equity method investments	-	4,228	2,714	-	6,942
Capital contribution to subsidiary	(9,000)	-	-	9,000	-
Return of capital from wholly-owned subsidiaries	13,000	-	-	(13,000)	-
Acquisition of premises and equipment	(1,289)	-	(74,376)	-	(75,665)
Proceeds from insurance claims	-	-	1,205	-	1,205
Proceeds from sale of:
Premises and equipment and other productive assets	3	-	18,605	-	18,608
Foreclosed assets	-	-	107,881	-	107,881
Net cash (used in) provided by investing activities	(41,609)	3,487	(4,173,530)	41,800	(4,169,852)
Cash flows from financing activities:
Net increase (decrease) in:
Deposits	-	-	4,077,682	(33,727)	4,043,955
Assets sold under agreements to repurchase	-	-	(88,151)	-	(88,151)
Other short-term borrowings	-	-	(41)	-	(41)
Payments of notes payable	-	-	(210,377)	-	(210,377)
Principal payments of finance leases	-	-	(1,726)	-	(1,726)
Proceeds from issuance of notes payable	-	-	75,000	-	75,000
Proceeds from issuance of common stock	13,451	-	(4,732)	-	8,719
Dividends paid to parent company	-	-	(408,000)	408,000	-
Dividends paid	(115,810)	-	-	-	(115,810)
Net payments for repurchase of common stock	(250,571)	-	12	(22)	(250,581)
Return of capital to parent company	-	-	(13,000)	13,000	-
Capital contribution from parent	-	-	9,000	(9,000)	-
Payments related to tax withholding for share-based compensation	(5,420)	-	(11)	-	(5,431)
Net cash (used in) provided by financing activities	(358,350)	-	3,435,656	378,251	3,455,557
Net decrease in cash and due from banks, and restricted cash	(11,724)	-	(9,218)	12,014	(8,928)
Cash and due from banks, and restricted cash at beginning of period	68,278	-	402,995	(68,022)	403,251
Cash and due from banks, and restricted cash at end of period	$56,554	$-	$393,777	$(56,008)	$394,323
Condensed Consolidating Statement of Cash Flows
	Year ended December 31, 2018
			All other
	Popular, Inc.	PNA	subsidiaries	Elimination	Popular, Inc.
(In thousands)	Holding Co.	Holding Co.	and eliminations	entries	Consolidated
Cash flows from operating activities:
Net income	$618,158	$57,204	$673,763	$(730,967)	$618,158
Adjustments to reconcile net income to net cash provided by (used in) operating activities:
Equity in earnings of subsidiaries, net of dividends or distributions	(208,763)	(69,027)	-	277,790	-
Provision (reversal) for loan losses	(251)	-	228,323	-	228,072
Amortization of intangibles	41	-	9,285	-	9,326
Depreciation and amortization of premises and equipment	743	-	52,557	-	53,300
Net accretion of discounts and amortization of premiums and deferred fees	2,022	27	(89,203)	-	(87,154)
Share-based compensation	7,441	-	3,080	-	10,521
Impairment losses on long-lived assets	-	-	272	-	272
Fair value adjustments on mortgage servicing rights	-	-	8,477	-	8,477
FDIC loss-share income	-	-	(94,725)	-	(94,725)
Adjustments to indemnity reserves on loans sold	-	-	12,959	-	12,959
Earnings from investments under the equity method, net of dividends or distributions	(14,333)	(737)	(9,147)	-	(24,217)
Deferred income tax expense (benefit)	-	1,531	(13,888)	37	(12,320)
Loss (gain) on:
Disposition of premises and equipment and other productive assets	22	-	15,962	-	15,984
Proceeds from insurance claims	-	-	(20,147)	-	(20,147)
Early extinguishment of debt	12,522	-	-	-	12,522
Sale of loans, including valuation adjustments on loans held for sale and mortgage banking activities	-	-	(9,681)	-	(9,681)
Sale of foreclosed assets, including write-downs	-	-	6,833	-	6,833
Acquisitions of loans held-for-sale	-	-	(232,264)	-	(232,264)
Proceeds from sale of loans held-for-sale	-	-	66,687	-	66,687
Net originations on loans held-for-sale	-	-	(254,582)	-	(254,582)
Net decrease (increase) in:
Trading debt securities	-	-	458,548	(101)	458,447
Equity securities	(1,583)	-	(39)	-	(1,622)
Accrued income receivable	85	(4)	49,273	(66)	49,288
Other assets	(506)	(83)	264,482	948	264,841
Net (decrease) increase in:
Interest payable	(10,288)	(1,891)	2,327	66	(9,786)
Pension and other postretirement benefits obligations	-	-	4,558	-	4,558
Other liabilities	8,059	(99)	(233,160)	(1,044)	(226,244)
Total adjustments	(204,789)	(70,283)	226,787	277,630	229,345
Net cash provided by (used in) operating activities	413,369	(13,079)	900,550	(453,337)	847,503
Cash flows from investing activities:
Net decrease (increase) in money market investments	70,000	(12,481)	1,083,515	(57,519)	1,083,515
Purchases of investment securities:
Available-for-sale	-	-	(10,050,165)	-	(10,050,165)
Equity	-	-	(13,208)	140	(13,068)
Proceeds from calls, paydowns, maturities and redemptions of investment securities:
Available-for-sale	-	-	6,946,209	-	6,946,209
Held-to-maturity	-	1,637	5,643	-	7,280
Proceeds from sale of investment securities:
Equity	-	-	24,209	-	24,209
Net repayments (disbursements) on loans	536	-	(7,201)	-	(6,665)
Proceeds from sale of loans	-	-	29,669	-	29,669
Acquisition of loan portfolios	-	-	(601,550)	-	(601,550)
Net payments (to) from FDIC under loss-sharing agreements	-	-	(25,012)	-	(25,012)
Payments to acquire businesses, net of cash acquired	-	-	(1,843,333)	-	(1,843,333)
Return of capital from equity method investments	-	5,963	(1,873)	-	4,090
Capital contribution to subsidiary	(87,000)	-	-	87,000	-
Return of capital from wholly-owned subsidiaries	13,000	-	-	(13,000)	-
Acquisition of premises and equipment	(1,099)	-	(79,450)	-	(80,549)
Proceeds from insurance claims	-	-	20,147	-	20,147
Proceeds from sale of:
Premises and equipment and other productive assets	293	-	8,892	-	9,185
Foreclosed assets	-	-	105,371	-	105,371
Net cash used in investing activities	(4,270)	(4,881)	(4,398,137)	16,621	(4,390,667)
Cash flows from financing activities:
Net increase (decrease) in:
Deposits	-	-	4,221,975	37,676	4,259,651
Assets sold under agreements to repurchase	-	-	(109,391)	-	(109,391)
Other short-term borrowings	-	-	(96,167)	-	(96,167)
Payments of notes payable	(448,518)	(54,502)	(252,946)	-	(755,966)
Payments of debt extinguishment	(12,522)	-	-	-	(12,522)
Proceeds from issuance of notes payable	293,819	-	180,000	-	473,819
Proceeds from issuance of common stock	11,653	-	(4,385)	-	7,268
Dividends paid to parent company	-	-	(453,200)	453,200	-
Dividends paid	(105,441)	-	-	-	(105,441)
Net payments for repurchase of common stock	(125,731)	-	471	(4)	(125,264)
Return of capital to parent company	-	-	(13,000)	13,000	-
Capital contribution from parent	-	72,000	15,000	(87,000)	-
Payments related to tax withholding for share-based compensation	(2,201)	-	-	-	(2,201)
Net cash (used in) provided by financing activities	(388,941)	17,498	3,488,357	416,872	3,533,786
Net increase (decrease) in cash and due from banks, and restricted cash	20,158	(462)	(9,230)	(19,844)	(9,378)
Cash and due from banks, and restricted cash at beginning of period	48,120	462	412,225	(48,178)	412,629
Cash and due from banks, and restricted cash at end of period	$68,278	$-	$402,995	$(68,022)	$403,251
Condensed Consolidating Statement of Cash Flows
	Year ended December 31, 2017
			All other
	Popular, Inc.	PNA	subsidiaries	Elimination	Popular, Inc.
(In thousands)	Holding Co.	Holding Co.	and eliminations	entries	Consolidated
Cash flows from operating activities:
Net income (loss)	$107,681	$(154,658)	$139,570	$15,088	$107,681
Adjustments to reconcile net income to net cash provided by (used in) operating activities:
Equity in earnings of subsidiaries, net of dividends or distributions	69,070	153,944	-	(223,014)	-
Provision for loan losses	403	-	325,021	-	325,424
Amortization of intangibles	-	-	9,378	-	9,378
Depreciation and amortization of premises and equipment	649	-	47,715	-	48,364
Net accretion of discounts and amortization of premiums and deferred fees	2,086	27	(24,423)	-	(22,310)
Impairment losses on long-lived assets	-	-	4,784	-	4,784
Other-than-temporary impairment on debt securities	-	-	8,299	-	8,299
Fair value adjustments on mortgage servicing rights	-	-	36,519	-	36,519
FDIC loss-share expense	-	-	10,066	-	10,066
Adjustments to indemnity reserves on loans sold	-	-	22,377	-	22,377
Earnings from investments under the equity method, net of dividends or distributions	(7,765)	(921)	(9,561)	-	(18,247)
Deferred income tax (benefit) expense	-	(8,382)	215,864	(54)	207,428
(Gain) loss on:
Disposition of premises and equipment and other productive assets	(8)	-	4,289	-	4,281
Sale and valuation adjustments of debt securities	-	-	(83)	-	(83)
Sale of loans, including valuation adjustments on loans held for sale and mortgage banking activities	-	-	(16,670)	-	(16,670)
Sale of foreclosed assets, including write-downs	42	-	21,673	-	21,715
Acquisitions of loans held-for-sale	-	-	(244,385)	-	(244,385)
Proceeds from sale of loans held-for-sale	-	-	69,464	-	69,464
Net originations on loans held-for-sale	-	-	(315,522)	-	(315,522)
Net decrease (increase) in:
Trading debt securities	-	-	503,108	-	503,108
Equity securities	(1,346)	-	108	(31)	(1,269)
Accrued income receivable	(748)	26	(75,201)	121	(75,802)
Other assets	8,761	-	(76,727)	2,122	(65,844)
Net increase (decrease) in:
Interest payable	-	-	2,670	(121)	2,549
Pension and other postretirement benefits obligations	-	-	(13,100)	-	(13,100)
Other liabilities	3,230	(758)	25,466	341	28,279
Total adjustments	74,374	143,936	531,129	(220,636)	528,803
Net cash provided by (used in) operating activities	182,055	(10,722)	670,699	(205,548)	636,484
Cash flows from investing activities:
Net decrease (increase) in money market investments	6,000	10,455	(2,365,132)	(18,255)	(2,366,932)
Purchases of investment securities:
Available-for-sale	-	-	(4,139,650)	-	(4,139,650)
Equity	-	-	(29,672)	-	(29,672)
Proceeds from calls, paydowns, maturities and redemptions of investment securities:
Available-for-sale	-	-	2,023,295	-	2,023,295
Held-to-maturity	-	-	6,232	-	6,232
Proceeds from sale of investment securities:
Available-for-sale	-	-	14,423	-	14,423
Equity	-	-	30,250	-	30,250
Net repayments (disbursements) on loans	181	-	(398,857)	-	(398,676)
Proceeds from sale of loans	-	-	38,279	(37,864)	415
Acquisition of loan portfolios	(31,909)	-	(541,489)	37,864	(535,534)
Acquisition of trademark	(5,560)	-	5,560	-	-
Net payments (to) from FDIC under loss-sharing agreements	-	-	(7,679)	-	(7,679)
Return of capital from equity method investments	-	138	8,056	-	8,194
Capital contribution to subsidiary	(5,955)	-	5,955	-	-
Return of capital from wholly-owned subsidiaries	22,400	10,400	-	(32,800)	-
Acquisition of premises and equipment	(965)	-	(61,732)	-	(62,697)
Proceeds from sale of:
Premises and equipment and other productive assets	23	-	9,730	-	9,753
Foreclosed assets	38	-	96,502	-	96,540
Net cash (used in) provided by investing activities	(15,747)	20,993	(5,305,929)	(51,055)	(5,351,738)
Cash flows from financing activities:
Net increase (decrease) in:
Deposits	-	-	4,935,948	18,157	4,954,105
Assets sold under agreements to repurchase	-	-	(88,505)	-	(88,505)
Other short-term borrowings	-	-	95,008	-	95,008
Payments of notes payable	-	-	(95,607)	-	(95,607)
Proceeds from issuance of notes payable	-	-	55,000	-	55,000
Proceeds from issuance of common stock	7,016	-	-	-	7,016
Dividends paid to parent company	-	-	(211,500)	211,500	-
Dividends paid	(95,910)	-	-	-	(95,910)
Net payments for repurchase of common stock	(75,668)	-	-	4	(75,664)
Return of capital to parent company	-	(10,400)	(22,400)	32,800	-
Capital contribution from parent	-	-	5,955	(5,955)	-
Payments related to tax withholding for share-based compensation	(1,756)	-	-	-	(1,756)
Net cash (used in) provided by financing activities	(166,318)	(10,400)	4,673,899	256,506	4,753,687
Net (decrease) increase in cash and due from banks, and restricted cash	(10)	(129)	38,669	(97)	38,433
Cash and due from banks, and restricted cash at beginning of period	48,130	591	373,556	(48,081)	374,196
Cash and due from banks, and restricted cash at end of period	$48,120	$462	$412,225	$(48,178)	$412,629

Popular, Inc. Holding Co.
Condensed Balance Sheet
Condensed Statements of Condition
	December 31,
(In thousands)	2019	2018
ASSETS
Cash and due from banks (includes $56,008 due from bank subsidiary (2018 - $68,022))	$55,956	$68,022
Money market investments	221,598	176,256
Debt securities held-to-maturity, at amortized cost (includes $8,726 in common securities from statutory trusts (2018 - $8,726))	8,726	8,726
Equity securities, at lower of cost or realizable value[1]	10,744	6,693
Investment in BPPR and subsidiaries, at equity	4,233,046	3,813,640
Investment in Popular North America and subsidiaries, at equity	1,749,518	1,648,577
Investment in other non-bank subsidiaries, at equity	260,501	241,902
Other loans	32,027	32,678
Less - Allowance for loan losses	410	155
Premises and equipment	3,893	3,394
Investment in equity method investees	75,739	62,781
Other assets (includes $4,353 due from subsidiaries and affiliate (2018 - $1,355))	25,087	20,281
Total assets	$6,676,425	$6,082,795

LIABILITIES AND STOCKHOLDERS' EQUITY
Notes payable	$586,119	$584,851
Other liabilities (includes $2,109 due to subsidiaries and affiliate (2018 - $3,110))	73,596	62,799
Stockholders’ equity	6,016,710	5,435,145
Total liabilities and stockholders’ equity	$6,676,425	$6,082,795
[1] Refer to Note 20 to the consolidated financial statements for information on the statutory trusts.

Condensed Income Statement
Condensed Statements of Operations
	Years ended December 31,
(In thousands)	2019	2018	2017
Income:
Dividends from subsidiaries	$408,000	$453,200	$211,500
Interest income (includes $4,237 due from subsidiaries and affiliates (2018 - $6,121; 2017 - $3,183))	6,669	8,366	4,238
Earnings from investments in equity method investees	17,279	15,498	11,761
Other operating income	1	253	86
Net gain (loss), including impairment, on equity securities	988	(777)	-
Net gain on trading account debt securities	-	-	266
Total income	432,937	476,540	227,851
Expenses:
Interest expense	38,528	51,218	52,470
Provision (reversal) for loan losses	256	(251)	403
Loss on early extinguishment of debt	-	12,522	-
Operating expenses (includes expenses for services provided by subsidiaries and affiliate of $14,400 (2018 - $10,511 ; 2017 - $8,225)), net of reimbursement by subsidiaries for services provided by parent of $106,725 (2018 - $90,807 ; 2017 - $76,720)	80	3,656	(1,773)
Total expenses	38,864	67,145	51,100
Income before equity in undistributed earnings of subsidiaries	394,073	409,395	176,751
Equity in undistributed earnings (losses) of subsidiaries	277,062	208,763	(69,070)
Net income	$671,135	$618,158	$107,681
Comprehensive income, net of tax	$929,171	$540,836	$77,315

Condensed Cash Flow Statement
Condensed Statements of Cash Flows
	Years ended December 31,
(In thousands)	2019	2018	2017
Cash flows from operating activities:
Net income	$671,135	$618,158	$107,681
Adjustments to reconcile net income to net cash provided by operating activities:
Equity in (earnings) losses of subsidiaries, net of dividends or distributions	(277,062)	(208,763)	69,070
Provision (reversal) for loan losses	256	(251)	403
Amortization of intangibles	96	41	-
Net accretion of discounts and amortization of premiums and deferred fees	1,240	2,022	2,086
Share-based compensation	7,927	7,441	-
Earnings from investments under the equity method, net of dividends or distributions	(14,948)	(14,333)	(7,765)
Loss on early extinguishment of debt	-	12,522	-
Net (increase) decrease in:
Equity securities	(4,051)	(1,583)	(1,346)
Other assets	1,134	344	8,696
Net (decrease) increase in:
Interest payable	-	(10,288)	-
Other liabilities	2,508	8,059	3,230
Total adjustments	(282,900)	(204,789)	74,374
Net cash provided by operating activities	388,235	413,369	182,055
Cash flows from investing activities:
Net (increase) decrease in money market investments	(45,000)	70,000	6,000
Net repayments on other loans	677	536	181
Capital contribution to subsidiaries	(9,000)	(87,000)	(5,955)
Return of capital from wholly owned subsidiaries	13,000	13,000	22,400
Acquisition of loans portfolio	-	-	(31,909)
Acquisition of trademark	-	-	(5,560)
Acquisition of premises and equipment	(1,289)	(1,099)	(965)
Proceeds from sale of:
Premises and equipment	3	293	23
Foreclosed assets	-	-	38
Net cash used in investing activities	(41,609)	(4,270)	(15,747)
Cash flows from financing activities:
Payments of notes payable	-	(448,518)	-
Payments of debt extinguishment	-	(12,522)	-
Proceeds from issuance of notes payable	-	293,819	-
Proceeds from issuance of common stock	13,451	11,653	7,016
Dividends paid	(115,810)	(105,441)	(95,910)
Net payments for repurchase of common stock	(250,571)	(125,731)	(75,668)
Payments related to tax withholding for share-based compensation	(5,420)	(2,201)	(1,756)
Net cash used in financing activities	(358,350)	(388,941)	(166,318)
Net (decrease) increase in cash and due from banks, and restricted cash	(11,724)	20,158	(10)
Cash and due from banks, and restricted cash at beginning of period	68,278	48,120	48,130
Cash and due from banks, and restricted cash at end of period	$56,554	$68,278	$48,120

Borrowings by contractual maturities
Year	(In thousands)
2020	$-
2021	-
2022	-
2023	-
2024	295,307
Later years	290,812
Total	$586,119